STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2010	$ 1,160,760	$ 15,875	$ 939,064		$ 10,576	$ 195,245
Assumption of restricted share units and options upon the acquisition	1,230		1,230
Issuance of shares of ESPP	562	5	557
Exercise of share options	26,074	391	25,683
Stock-based compensation	21,159		21,159
Excess tax benefit from share-based payment arrangements	372		372
Restricted shares vesting in respect of Actimize acquisition	13	2	11
Treasury shares purchased	(96,318)			(96,318)
Net current-period other comprehensive income (loss)	(12,471)				(12,471)
Net income	57,263					57,263
Balance at Dec. 31, 2011	1,158,644	16,273	988,076	(96,318)	(1,895)	252,508
Assumption of restricted share units and options upon the acquisition	3,763		3,763
Issuance of shares of ESPP	599	5	594
Exercise of share options	29,972	388	29,584
Stock-based compensation	23,612		23,612
Excess tax benefit from share-based payment arrangements	104		104
Treasury shares purchased	(107,589)			(107,589)
Net current-period other comprehensive income (loss)	14,089				14,089
Net income	67,894					67,894
Balance at Dec. 31, 2012	1,191,088	16,666	1,045,733	(203,907)	12,194	320,402
Issuance of shares of ESPP	783	6	777
Exercise of share options	38,918	523	38,395
Restricted shares vesting in respect of Merced acquisition		17	(17)
Stock-based compensation	26,307		26,307
Excess tax benefit from share-based payment arrangements	1,172		1,172
Treasury shares purchased	(79,944)			(79,944)
Net current-period other comprehensive income (loss)	207				207
Dividends paid ($0.48 per share)	(29,010)					(29,010)
Net income	55,275					55,275
Balance at Dec. 31, 2013	$ 1,204,796	$ 17,212	$ 1,112,367	$ (283,851)	$ 12,401	$ 346,667